Shareholders' Equity (Deficit) - Schedule of of Assumptions used in Black-Scholes Option Pricing Model (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Schedule of of Assumptions used in Black-Scholes Option Pricing Model [Line Items]
Risk-free interest rate	3.59%
Expected volatility	79.85%	[1]
Dividend yield
Expected term (in years)	3 years
Exercise price (in NIS)	$ 5
Employee Stock Option
Schedule of of Assumptions used in Black-Scholes Option Pricing Model [Line Items]
Risk-free interest rate		[2]
Expected volatility		[2]
Dividend yield
Discount for lack of marketability		[3]
Expected term (in years)	10 years
Exercise price (in NIS)	$ 0.004

[1]	Volatility was estimated based on the volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations.
[2]	Since the exercise price is effectively zero, volatility, expected life, and the risk-free interest rate have no impact on the share option’s fair value.
[3]	Discount for lack of marketability – an estimated 0.41 years to IPO is reflected as a discount for lack of marketability estimated using the Finnerty model